Note 13 - Leases (Details Textual) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement Line Items [Line Items]
Additions to right-of-use assets	$ 154,445	$ 106,834	$ 59,031
Cash outflow for leases	$ 136,559	$ 127,097	$ 7,913